CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	0	0	0
Treasury Shares [Member]
Capital Structure [Line Items]
Issuance of shares for restricted shares vested (in shares)	14,720,040	6,042,543	2,694,507
Exercise of share options (in shares)	0	2,478,594	389,181